Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31,
	2025	2024

Open accounts	$585,033	$610,127
Checks receivable	15,538	14,991
Current maturities of long-term receivables	188,842	196,223
	789,413	821,341
Less - Expected credit losses (*)	14,942	18,106

Trade receivables, net	$774,471	$803,235

(*)	Expected credit losses, net for the years ended December 31, 2025, 2024 and 2023 were $ 3,547, $4,499 and $4,532 , respectively.